UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2004

SMITH BARNEY MUNICIPAL HIGH INCOME FUND
Schedule of Investments (unaudited)	October 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
MUNICIPAL BONDS AND NOTES - 99.7%
Alabama - 0.9%
$1,750,000	NR	Capstone Improvement District of Brookwood, AL, Series A, 7.700% due 8/15/23 (b)	$210,000
3,500,000	NR	Rainbow City, AL Special Health Care Facilities Financing Authority, Series A, 8.250% due 1/1/31	3,010,280

			3,220,280

Alaska - 0.7%
2,300,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (c)	2,417,093

Arizona - 3.8%
2,900,000	BBB+	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20	3,292,602
3,500,000	NR	Casa Grande, AZ IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.625% due 12/1/29 (d)	3,704,890
		Maricopa County, AZ IDA, MFH:
2,340,000	NR	Grand Victoria Housing LLC Project, Series B, 10.000% due 5/1/31 (e)	2,352,098
5,070,000	NR	MetroGardens, Series B, 6.500% due 7/1/29 (b)	1,014,000
		Pima County, AZ IDA, Series A:
1,100,000	BBB-	Educational Revenue, (Noah Webster Basic), 6.125% due 12/15/34	1,085,766
4,000,000	NR	Healthcare Facilities Revenue, 8.500% due 11/15/32	2,617,600

			14,066,956

Arkansas - 1.5%
		Arkansas State Development Financing Authority:
4,000,000	BBB-	Hospital Revenue, (Washington Regional Medical Center), 7.375% due 2/1/29 (d)	4,431,120
1,000,000	BB+	Industrial Facilities Revenue, (Potlatch Corp. Projects), Series A, 7.750% due 8/1/25 (c)	1,091,430

			5,522,550

California - 10.2%
6,000,000	NR	Barona, CA GO, Band of Mission Indians, 8.250% due 1/1/20 (d)	6,450,600
		California State Department of Water Resources & Power Supply Revenue, RITES:
2,000,000	AAA	Series A, 5.500% due 5/1/16	2,262,980
1,500,000	NR	Series PA-1226-A, AMBAC-Insured, 8.107% due 5/1/10 (f)	1,894,470
3,500,000	AAA**	Series PA-1227, MBIA/IBC-Insured, 8.409% due 5/1/11 (d)(f)	4,208,190
2,000,000	A	California State GO, Various Purposes, 5.500% due 4/1/30	2,148,800

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
California - 10.2% (continued)
		California Statewide Communities Development Authority:
$1,000,000	A	East Campus Apartments LLC, Series A, 5.625% due 8/1/34	$1,041,600
2,500,000	NR	East Valley Tourist, Series A, 9.250% due 10/1/20	2,663,825
		Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue:
2,500,000	BBB	Series 2003-A-1, 6.250% due 6/1/33	2,387,975
2,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39	1,976,100
3,150,000	BBB	Series 2003-A-5, 7.875% due 6/1/42 (d)	3,390,408
500,000	NR	Los Angeles, CA Unified School District, RITES, Series C-PA-1118, 8.204% due 1/1/11 (f)	607,670
3,000,000	AAA	Metropolitan Water District Southern CA Waterworks, Series B-3, 5.000% due 10/1/29	3,111,480
2,000,000	AAA	Sacramento County, CA Sanitation District Financing Authority, Series A, 5.000% due 12/1/35	2,067,120
3,000,000	Ba2*	Vallejo, CA COP, Lease Revenue, Touro University, 7.375% due 6/1/29	3,112,680

			37,323,898

Colorado - 2.4%
		Colorado Educational and Cultural Facilities Authority Revenue, Charter School:
1,500,000	AAA	Peak to Peak Project, 7.500% due 8/15/21	1,845,405
1,500,000	BBB-	Refunding, Jefferson Project, Series A, 6.000% due 6/15/33	1,469,760
1,000,000	Baa1*	Colorado Health Facilities Authority Revenue, (Parkview Medical Center Project), 6.600% due 9/1/25	1,103,660
2,726,000	NR	Littleton, CO GO, Highline Business Improvement District, Series B, 8.750% due 12/15/19 (b)	1,226,700
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Sr. Bonds, Series B, AMBAC-Insured, zero coupon due 6/15/31	2,095,000
1,000,000	NR	Southlands Metropolitan District No. 1, CO GO, 7.125% due 12/1/34	1,012,450

			8,752,975

Connecticut - 1.1%
4,000,000	NR	Connecticut State Development Authority, IDR, (AFCO Cargo LLC Project), 8.000% due 4/1/30 (c)(d)	4,191,200

District of Columbia - 0.3%
1,000,000	AAA	District of Columbia COP, Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/19	1,132,080

Florida - 5.6%
1,000,000	NR	Bonnet Creek Resort Community Development, 7.500% due 5/1/34	1,065,160
3,000,000	NR	Capital Projects Finance Authority, FL Continuing Care Retirement, Glenridge on Palmer Ranch, Series A, 8.000% due 6/1/32	3,049,770
3,000,000	NR	Capital Trust Agency, Seminole Tribe Convention Center, Series A, 10.000% due 10/1/33 (d)	3,701,610

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Florida - 5.6% (continued)
$1,000,000	NR	Hillsborough County, FL IDA Revenue, Series A, National Gypsum Convention, 7.125% due 4/1/30 (c)	$1,093,830
1,735,000	AAA	Miami-Dade County, FL Expressway Authority Toll System Revenue, Series B, 5.000% due 7/1/29	1,798,137
		Orange County, FL Health Facilities Authority Revenue:
2,000,000	NR	First Mortgage, (GF/Orlando Inc. Project), 9.000% due 7/1/31	2,044,080
2,100,000	NR	Multi-Family Revenue, Series C, 9.000% due 1/1/32	835,695
1,000,000	A1*	Pinellas County, FL Health Facilities Authority Revenue, 5.500% due 11/15/33	1,042,830
2,500,000	NR	Reunion East Community Development District, FL Special Assessment, Series A, 7.375% due 5/1/33	2,696,000
2,900,000	NR	Waterlefe Community Development District, FL Golf Course Revenue, 8.125% due 10/1/25	3,083,164

			20,410,276

Georgia - 6.2%
1,000,000	AAA	Atlanta, GA Airport Passenger Facility, Series C, 5.000% due 1/1/33	1,030,860
6,000,000	NR	Atlanta, GA Tax Allocation, (Atlantic Station Project), 7.900% due 12/1/24 (d)	6,347,340
5,000,000	NR	Atlanta, GA Urban Residential Finance Authority, MFH Revenue, Park Place Apartments, Series A, 6.750% due 3/1/31 (d)	3,976,200
2,000,000	AAA	Atlanta, GA Water & Wastewater Revenue, 5.000% due 11/1/43	2,041,000
1,800,000	NR	Brunswick & Glynn County, GA Coastal Community Retirement, Series A, 7.250% due 1/1/35	1,788,624
1,000,000	Aaa*	Carrollton, GA Payroll Development Authority, West Georgia Student Housing Facilities, Series A, 5.000% due 9/1/25	1,039,300
2,280,000	NR	Clayton County, GA Housing Authority, MFH, (Magnolia Park Apartments Project), 7.500% due 12/1/30 (b)(j)	23
1,400,000	NR	Columbus, GA Housing Authority Revenue, (Gardens at Calvary Project), 7.000% due 11/15/29	1,151,542
1,500,000	NR	Fulton County, GA Residential Care Facilities, Sr. Lien, RHA Assisted Living, 7.000% due 7/1/29	1,400,175
1,500,000	BBB+**	Gainesville & Hall County, GA Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,614,180
2,000,000	NR	Savannah, GA EDA Revenue, College of Art & Design Project, 6.900% due 10/1/29	2,385,160

			22,774,404

Illinois - 2.7%
565,000	AA	Chicago, IL Metropolitan HDC, Mortgage Revenue, Section 8, Series A, FHA-Insured, 6.700% due 7/1/12	565,390
2,000,000	AAA	Chicago IL O'Hare International Airport, General Airport Revenue, Third Lien, Series 2003-A-2, 5.750% due 1/1/21 (c)	2,209,580

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Illinois - 2.7% (continued)
		Illinois Development Financing Authority Revenue:
$2,000,000	BBB	Chicago Charter School Foundation Project, Series A, 6.250% due 12/1/32	$2,063,680
3,250,000	Ba2*	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (c)(d)	3,624,173
1,500,000	A	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital, 6.000% due 10/1/24	1,560,900

			10,023,723

Indiana - 1.8%
3,000,000	BB-	East Chicago, IN PCR, (Inland Steel Co. Project), 6.800% due 6/1/13	3,034,500
2,000,000	Baa1*	Indiana Health Facilities Financing Authority, Hospital Revenue, (Riverview Hospital Project), 6.125% due 8/1/31	2,078,620
2,845,000	NR	Indianapolis, IN MFH, (Lake Nora Fox Club Project), Series B, 7.500% due 10/1/29 (b)	1,451,035

			6,564,155

Kansas - 0.6%
2,000,000	BBB-**	Overland Park, KS Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	2,070,940

Louisiana - 5.1%
1,000,000	NR	Epps, LA COP, 8.000% due 6/1/18	1,028,620
		Louisiana Local Government Environment Facilities, Community Development Authority Revenue:
5,000,000	A	Capital Projects & Equipment Acquisition Program, ACA-Insured, 6.550% due 9/1/25 (d)	5,706,500
5,000,000	NR	St. James Place, 8.000% due 11/1/25 (d)	3,360,200
2,000,000	BB-	Port of New Orleans, LA IDR, (Continental Grain Co. Project), 7.500% due 7/1/13	2,030,720
4,000,000	BBB	Tobacco Settlement Financing Corp., LA Revenue, Series 2001 B, 5.875% due 5/15/39 (d)	3,509,800
3,000,000	BB+	West Feliciana Parish, LA PCR, Gulf State Utilities, 7.700% due 12/1/14	3,086,610

			18,722,450

Maryland - 2.2%
7,000,000	NR	Maryland State Economic Development Corp., Chesapeake Bay, Series A, 7.730% due 12/1/27 (d)	7,337,120
2,500,000	Ca*	Prince Georges County, MD Greater Southeast Health Care System, 6.375% due 1/1/23 (b)	600,000

			7,937,120

Massachusetts - 2.9%
		Boston, MA IDA Financing Revenue:
		Crosstown Center Project:
1,000,000	Baa3*	6.500% due 9/1/35 (c)	1,004,930
1,500,000	NR	8.000% due 9/1/35 (c)	1,513,935
1,460,000	NR	Roadhouse Hospitality LLC Project, 7.875% due 3/1/25 (c)	1,467,387

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Massachusetts - 2.9% (continued)
$3,000,000	NR	Massachusetts State Development Financing Agency Revenue Brianwood, Series B, 8.250% due 12/1/30 (d)	$3,886,260
2,000,000	BBB	Massachusetts State Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.750% due 7/1/16	2,265,420
340,000	AA	Massachusetts State HFA, Single-Family Housing Revenue, Series 38, 7.200% due 12/1/26 (c)	347,143
2,345,000	NR	Massachusetts State IFA Revenue GO, Bradford College, 5.625% due 11/1/28 (b)(g)	117,250

			10,602,325

Michigan - 1.5%
		Allen Academy, MI COP:
2,500,000	NR	8.000% due 6/1/33	2,537,100
1,000,000	NR	Series A, 8.000% due 6/1/33	989,920
1,600,000	NR	Cesar Chavez Academy, MI COP, 8.000% due 2/1/33 (e)	1,645,840
5,000,000	NR	Michigan State Strategic Fund Reserve Recovery Limited Obligation Revenue, Central Wayne Energy, Series A, 7.000% due 7/1/27 (b)(c)	250,000

			5,422,860

Minnesota - 0.5%
1,715,000	NR	Sartell, MN Healthcare & Housing Facilities Revenue, (Foundation for Healthcare Project), Series A, 8.000% due 9/1/30	1,826,269

Missouri - 0.4%
1,500,000	NR	St. Joseph, MO IDA, Healthcare Revenue, Living Community, (St. Joseph Project), 7.000% due 8/15/32	1,563,390

Montana - 2.4%
5,000,000	B-	Lewis & Clark County, MT Environmental Revenue Facilities, (Asarco Inc. Project), 5.850% due 10/1/33 (c)(d)	4,178,150
6,480,000	NR	Montana State Board Investment Resource Recovery Revenue, (Yellowstone Energy LP Project), 7.000% due 12/31/19 (c)(d)	4,753,145

			8,931,295

New Hampshire - 0.4%
1,500,000	BBB	New Hampshire Health & Educational Facilities Authority Revenue, New Hampshire College, 7.500% due 1/1/31	1,640,175

New Jersey - 8.7%
1,250,000	AAA	Casino Reinvestment Development Authority, NJ Hotel Room Fee Revenue, 5.250% due 1/1/24	1,372,675
3,000,000	Aaa*	Essex County, NJ PJ Consolidation, MBIA-Insured, 5.500% due 10/1/26 (d)	3,465,480
		New Jersey EDA:
5,250,000	B	Continental Airlines Inc. Project, 6.250% due 9/15/29 (d)	3,820,793
3,750,000	NR	Retirement Community Revenue, Series A, 8.250% due 11/15/30 (d)	4,048,050

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
New Jersey - 8.7% (continued)
		New Jersey Health Care Facility Financing Authority Revenue:
$4,000,000	CCC	Columbus Hospital, Series A, 7.500% due 7/1/21 (d)	$3,933,440
5,000,000	BBB-	Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (d)	5,639,150
		Tobacco Settlement Financing Corp.:
5,000,000	BBB	6.750% due 6/1/39 (d)	4,907,800
2,000,000	BBB	7.000% due 6/1/41	2,013,920
3,000,000	BBB	6.125% due 6/1/42	2,674,620

			31,875,928

New Mexico - 1.1%
3,000,000	NR	Otero County, NM Jail Project, 7.500% due 12/1/24	2,966,040
1,000,000	NR	Sandoval County, NM Santa Ana Pueblo Project, 7.750% due 7/1/15	1,031,950

			3,997,990

New York - 3.7%
1,000,000	NR	Brookhaven, NY IDA Civic Facilities Revenue, Memorial Hospital Center, Series A, 8.250% due 11/15/30	1,069,760
1,000,000	NR	Monroe County, NY IDA, Civic Facilities Revenue, (Woodland Village Project), 8.550% due 11/15/32	1,077,120
		New York, NY IDA, Civic Facility Revenue:
2,775,000	NR	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,712,174
2,240,000	NR	Special Needs Facilities Pooled Program, Series A-1, 8.125% due 7/1/19	2,422,179
1,000,000	AA-	New York, NY Variable Sub-Series, H-4, 1.710% due 3/1/34 (f)	1,000,000
1,930,000	AA-	New York State COP, (Hanson Redevelopment Project), 8.375% due 5/1/08	2,097,698
2,000,000	NR	Onondaga County, NY IDA, Solid Waste Disposal Facilities Revenue, (Solvay Paperboard LLC Project), 7.000% due 11/1/30 (c)	2,116,320
1,000,000	AAA	Sales Tax Asset Receivable, Series A, 5.000% due 10/15/32	1,035,670

			13,530,921

North Carolina - 1.9%
		Charlotte, NC Special Facilities Revenue, Charlotte/ Douglas International Airport:
2,000,000	NR	5.600% due 7/1/27 (c)	878,800
2,000,000	NR	US Airways, 7.750% due 2/1/28	978,840
1,940,000	NR	North Carolina Medical Care Community Health Care Facilities Revenue, De Paul Community Facility, 7.625% due 11/1/29	2,006,154
2,500,000	AAA	North Carolina Municipal Power Agency, Catawba Electric Revenue, MBIA-Insured, TICS, 9.607% due 1/1/11 (f)	3,234,475

			7,098,269

Ohio - 0.7%
2,500,000	BBB	Cuyahoga County, OH Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,779,125

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Oklahoma - 0.8%
$745,000	AAA	Oklahoma HFA, Single-Family Mortgage, Series B, GNMA-Collateralized, 7.997% due 8/1/18 (c)	$815,306
2,200,000	B-	Tulsa, OK Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,146,034

			2,961,340

Oregon - 0.3%
1,000,000	BBB	Klamath Falls, OR International Community Hospital Authority Revenue, (Merle West Medical Center Project), 6.250% due 9/1/31	1,057,530

Pennsylvania - 6.8%
1,000,000	NR	Cumberland County, PA Municipal Authority, Retirement Community Revenue, Wesley Affiliated Services, Series A, 7.250% due 1/1/35	1,046,970
5,000,000	NR	Dauphin County, PA General Authority, Riverfront Office, 6.000% due 1/1/25 (d)	4,468,500
3,500,000	NR	Lehigh County, PA General Purpose Authority Revenue, First Mortgage-Bible Fellowship Church Home Inc., 7.750% due 11/1/33 (d)	3,789,555
		Montgomery County, PA Higher Education & Health Authority Revenue, Temple Continuing Care Center:
6,000,000	NR	6.625% due 7/1/19 (b)	960,000
5,000,000	NR	6.750% due 7/1/29 (b)	800,000
1,000,000	NR	Northumberland County, PA IDA Facilities Revenue, (NHS Youth Services Inc.), Series A, 7.500% due 2/15/29	1,005,520
		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
4,500,000	BBB-	Resource Recovery Revenue, (Colver Project), Series D, 7.125% due 12/1/15 (d)	4,606,875
4,000,000	BBB	WasteWater Treatment Revenue, Sun Co. Inc., (R&M Project), Series A, 7.600% due 12/1/24 (c)(d)	4,097,840
4,000,000	NR	Westmoreland County, PA IDA Revenue, Healthcare Facilities Revenue, Series B, 8.125% due 11/15/30 (d)	4,347,200

			25,122,460

South Carolina - 3.6%
		Greenville, SC Connector 2000 Association, Toll Road Revenue:
		Capital Appreciation, Series B:
12,500,000	B-	Zero coupon due 1/1/28	1,656,125
20,250,000	B-	Zero coupon due 1/1/30	2,253,217
9,900,000	B-	Zero coupon due 1/1/36	715,869
15,550,000	B-	Zero coupon due 1/1/38	949,949
5,970,000	B-	Southern Connector Project, Series A, 5.375% due 1/1/38 (d)	4,487,112
2,000,000	BBB	Richland County, SC International Paper, 6.100% due 4/1/23 (c)	2,108,160
1,150,000	NR	Tobacco Settlement Revenue Management Authority, SC Tobacco Settlement Revenue, RITES, Series PA 962, 10.047% due 11/15/09 (f)	1,038,565

			13,208,997

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Tennessee - 0.6%
$3,000,000	NR	Shelby County, TN Health, Educational & Housing Facilities Revenue, MFH, (Hedgerow Apartments Project), 6.875% due 7/1/36	$2,250,000

Texas - 10.8%
2,160,000	CCC	Alliance Airport Authority, TX Special Facilities Revenue, American Airlines Inc. Project, 7.500% due 12/1/29 (c)	1,385,121
4,990,000	NR	Austin-Bergstrom Landhost Enterprises Inc., TX Airport Hotel, 6.750% due 4/1/27 (h)	2,744,500
4,870,000	NR	Bexar County, TX Housing Financial Corp., MFH, Continental Lady Ester, Series A, 6.875% due 6/1/29 (d)	4,528,662
1,790,000	BBB	Brazos River Authority, TX PCR, TXU Energy Co. LLC Project, Series C, 6.750% due 10/1/38 (c)	1,911,827
1,000,000	A-	Brazos River, TX Brazoria County Environmental, (Dow Chemical Co. Project), Series A-7, 6.625% due 5/15/33 (c)	1,110,360
1,995,000	B-	Corpus Christi, TX (Celanese Project), Series A, 6.450% due 11/1/30	1,972,696
1,665,000	CCC	Dallas-Fort Worth, TX International Airport Facilities Import Corp. Revenue, American Airlines, Inc., 6.375% due 5/1/35 (c)	946,652
1,040,000	NR	Denton County, TX Reclamation & Road District, 8.500% due 6/1/16	1,042,371
1,450,000	NR	El Paso County, TX Housing Finance Corp., MFH, Sub-Las Lomas Apartments, Series C, 8.375% due 6/1/30	1,478,797
3,000,000	Ba2*	Gulf Coast IDA, TX Solid Waste Disposal Revenue, (Citgo Petroleum Corp. Project), 7.500% due 5/1/25	3,268,020
4,000,000	AA-	Harris County, TX Health Facilities Development Corp., St. Lukes Episcopal Hospital, Series B, 1.740% due 2/15/31 (f)	4,000,000
6,645,000	B-	Houston, TX Airport System, Continental Airlines, Series C, 6.125% due 7/15/27 (d)	4,823,938
3,000,000	NR	Midlothian, TX Development Authority Tax, Increment Contract Revenue, 7.875% due 11/15/26	3,271,230
		Texas State Affordable Housing Corp., MFH, Series C:
1,030,000	Ba2*	Ashton Place & Woodstock, Jr. Bond, 7.250% due 8/1/33	866,879
2,130,000	Ba3*	Sub-HIC Arborstone/Baybrook, 7.250% due 11/1/31	2,059,178
		Willacy County, TX Public Facility Corp. Project Revenue:
1,190,000	NR	County Jail, 7.500% due 11/1/25	1,198,187
3,000,000	NR	Series A-1, 8.250% due 12/1/23	3,082,200

			39,690,618

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Vermont - 0.2%
$1,000,000	NR	Vermont Educational & Health Buildings Financing Agency, Health Care Facilities, (Copley Manor Project), 6.150% due 4/1/19 (b)	$700,000

Virginia - 5.5%
1,505,000	NR	Alexandria, VA Redevelopment & Housing Authority, MFH Revenue, (Parkwood Court Apartments Project), Series C, 8.125% due 4/1/30	1,513,082
1,000,000	NR	Broad Street Community Development Authority, VA, 7.500% due 6/1/33	1,008,980
		Newport News, VA Redevelopment & Housing Authority, MFH Revenue, St. Michael’s Apartments:
1,310,000	NR	7.625% due 11/1/18	1,250,998
2,135,000	NR	7.250% due 11/1/28	1,889,240
		Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation:
		Series B:
18,400,000	BB	Zero coupon due 8/15/33	2,722,464
35,500,000	BB	Zero coupon due 8/15/35 (d)	4,599,380
		Series C:
5,500,000	B1*	Zero coupon due 8/15/26	953,205
5,500,000	B1*	Zero coupon due 7/9/27	879,505
5,600,000	B1*	Zero coupon due 8/15/28	826,280
		Virginia Beach, VA Development Authority, MFH Revenue, Residential Rental:
2,470,000	NR	Hampton Project, 7.500% due 10/1/39 (c)	2,295,272
2,470,000	NR	Mayfair Project, 7.500% due 10/1/39 (c)	2,398,271

			20,336,677

Washington - 0.8%
2,940,000	BBB	Tobacco Settlement Authority, WA Tobacco Settlement Revenue, 6.500% due 6/1/26	2,902,897

Wisconsin - 1.0%
		Wisconsin State Health & Educational Facilities Authority Revenue:
1,000,000	BBB+	Aurora Healthcare, 6.400% due 4/15/33	1,094,050
1,600,000	NR	Benchmark Healthcare Inc. Project, Series A, 6.750% due 12/1/28 (i)	989,776
1,500,000	BBB+	Marshfield Clinic, Series B, 6.000% due 2/15/25	1,568,145

			3,651,971

		TOTAL INVESTMENTS - 99.7%
		(Cost - $397,986,715***)	366,281,137
		Other Assets in Excess of Liabilities - 0.3%	944,338

		TOTAL NET ASSETS - 100.0%	$367,225,475

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody’s Investors Service or those identified by a double asterisks (**) are rated by Fitch Ratings.

(b)	Security is currently in default.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(d)	All or a portion of this security has been segregated for open futures contracts.

(e)	All or a portion of this security is held as collateral for open futures contracts.

(f)	Variable rate security.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid.

(h)	Effective October 2004, the fund has received a partial coupon payment.

(i)	This security missed its December 2001 coupon payment. All subsequent payments have been received.

(j)	This security has been deemed illiquid.

***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 11 through 13 for definitions of ratings and certain abbreviations.

Summary of Investments by Purpose+(unaudited)
Hospitals	16.6%
Industrial Development	12.7
Transportation	12.3
Multi-Family Housing	9.7
Life Care Systems	7.7
Tobacco	6.8
Education	4.8
Water & Sewer	4.8
Utilities	2.6
Public Facilities	1.9
Other	20.1

100.0%

+	As a percentage of total investments. Please note that fund holdings are as of October 31, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Fitch Ratings (“Fitch”) — Ratings from “AAA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA — Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA – American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

Abbreviations* (unaudited) (continued)

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financing Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TICS — Tender Inverse Certificates

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the schedule of investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal High Income Fund (“Fund”), is a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedule of Investments (unaudited)(continued)

(c) Investment Transactions. Security transactions are accounted for on trade date.

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,112,956
Gross unrealized depreciation	(49,818,534)

Net unrealized depreciation	$(31,705,578)

At October 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
20 Year U.S. Treasury Bond, 6.000%	1,200	12/04	$131,456,250	$136,612,500	$(5,156,250)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	December 28, 2004

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer
Date	December 28, 2004